Schedule of Investments (unaudited)
June 30, 2026
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 Templeton Emerging Markets Debt ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 87.8%
Angola — 1.6%
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	490,000	$495,032 (a)
Angolan Government International Bond, Senior Notes	9.875%	3/31/37	300,000	309,905 (a)
Total Angola				804,937
Argentina — 1.9%

Argentine Republic Government International Bond, Senior Notes	5.000%	1/9/38	1,180,000	985,890
Bahrain — 1.8%

CBB International Sukuk Programme Co. WLL, Senior Notes	5.875%	6/5/32	960,000	937,464 (a)
Benin — 0.4%

Benin Government International Bond, Senior Notes	7.960%	2/13/38	200,000	212,827 (a)
Brazil — 5.5%

Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	17,400,000 BRL	2,796,642
Colombia — 4.3%

Colombian TES, Bonds	6.250%	7/9/36	10,870,000,000 COP	2,178,096
Costa Rica — 1.4%

Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	670,000	733,101 (a)
Dominican Republic — 2.5%

Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	1,240,000	1,275,464 (a)
Ecuador — 1.9%

Ecuador Government International Bond, Senior Notes	6.900%	7/31/35	1,050,000	966,525 (a)
Egypt — 2.5%
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	710,000	728,699 (a)
Egypt Government International Bond, Senior Notes	7.625%	5/20/34	510,000	515,601 (a)
Total Egypt				1,244,300
Gabon — 0.4%

Gabon Government International Bond, Senior Notes	6.625%	2/6/31	230,000	198,397 (a)
Ghana — 1.4%

Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	770,000	714,905 (a)
Guatemala — 1.3%

Guatemala Government Bond, Senior Notes	6.600%	6/13/36	630,000	672,764 (a)
Hungary — 4.6%
Hungary Government International Bond	6.750%	7/23/31	103,200,000 HUF	356,170
Hungary Government International Bond	4.750%	11/24/32	166,600,000 HUF	527,163
Hungary Government International Bond, Senior Notes	5.500%	6/16/34	1,420,000	1,445,876 (a)
Total Hungary				2,329,209
Indonesia — 2.4%

Indonesia Government International Bond, Senior Notes	4.900%	4/16/36	1,250,000	1,205,708
Ivory Coast — 1.7%

Ivory Coast Government International Bond, Senior Notes	8.075%	4/1/36	790,000	865,661 (a)
Kazakhstan — 1.9%

Kazakhstan Government International Bond, Senior Notes	4.714%	4/9/35	990,000	973,369 (a)
Kenya — 1.8%

Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	990,000	912,859 (a)
Malaysia — 2.5%

Malaysia Sovereign Sukuk Bhd, Senior Notes	4.236%	4/22/45	1,440,000	1,291,783 (a)
See Notes to Schedule of Investments.

Templeton Emerging Markets Debt ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Templeton Emerging Markets Debt ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mexico — 1.5%

Mexico Government International Bond, Senior Notes	6.875%	5/13/37	700,000	$735,210
Mongolia — 0.5%

Mongolia Government International Bond, Senior Notes	6.625%	2/25/30	250,000	257,625 (a)
Nigeria — 3.1%

Nigeria Government International Bond, Senior Notes	10.375%	12/9/34	1,310,000	1,559,124 (a)
Oman — 1.9%
Oman Government International Bond, Senior Notes	6.250%	1/25/31	710,000	748,746 (a)
Oman Government International Bond, Senior Notes	6.500%	3/8/47	200,000	213,689 (a)
Total Oman				962,435
Pakistan — 0.5%

Pakistan Government International Bond, Senior Notes	7.375%	4/8/31	240,000	242,125 (a)
Panama — 5.3%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	1,550,000	1,670,978
Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,200,000	994,260
Total Panama				2,665,238
Paraguay — 1.2%

Paraguay Government International Bond, Senior Notes	6.100%	8/11/44	590,000	607,446 (a)
Peru — 3.5%
Peruvian Government International Bond, Senior Notes	5.500%	3/30/36	1,270,000	1,284,161
Peruvian Government International Bond, Senior Notes	5.875%	8/8/54	500,000	497,799
Total Peru				1,781,960
Philippines — 2.8%

Philippine Government International Bond, Senior Notes	6.375%	10/23/34	1,340,000	1,446,048
Poland — 2.9%

Republic of Poland Government International Bond	5.375%	2/12/35	1,420,000	1,451,887
Romania — 2.8%

Romanian Government International Bond, Senior Notes	6.375%	1/30/34	1,400,000	1,418,948 (a)
Saudi Arabia — 3.3%

Saudi Government International Bond, Senior Notes	5.000%	1/16/34	1,690,000	1,692,186 (a)
South Africa — 4.3%

Republic of South Africa Government Bond	9.000%	1/31/40	35,150,000 ZAR	2,170,504
Sri Lanka — 1.0%

Sri Lanka Government International Bond, Senior Notes, Step bond (3.350% to 9/15/27 then 3.600%)	3.350%	3/15/33	550,000	529,969 (a)
Supranational — 2.3%

European Bank for Reconstruction & Development, Senior Notes	6.875%	7/30/31	112,700,000 INR	1,168,396
Turkey — 1.2%

Turkiye Government International Bond, Senior Notes	9.375%	1/19/33	540,000	616,422
United Arab Emirates — 2.9%

Abu Dhabi Government International Bond, Senior Notes	4.250%	10/2/35	1,540,000	1,481,999 (a)
Uruguay — 3.3%
Uruguay Government International Bond, Senior Notes	5.442%	2/14/37	1,140,000	1,171,350
Uruguay Government International Bond, Senior Notes	4.125%	11/20/45	570,000	494,048
Total Uruguay				1,665,398
See Notes to Schedule of Investments.

Templeton Emerging Markets Debt ETF 2026 Quarterly Report

 Templeton Emerging Markets Debt ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Uzbekistan — 1.7%
Republic of Uzbekistan International Bond, Senior Notes	3.700%	11/25/30	930,000	$869,534 (a)

Total Sovereign Bonds (Cost — $44,124,641)				44,622,355
Non-U.S. Treasury Inflation Protected Securities — 1.2%
Uruguay — 1.2%
Uruguay Government International Bond, Senior Notes (Cost — $603,245)	3.875%	7/2/40	21,401,532 UYU	594,248
Total Investments before Short-Term Investments (Cost — $44,727,886)				45,216,603

Short-Term Investments — 6.6%
Sovereign Bonds — 6.6%
Egypt — 3.6%

Egypt Treasury Bills (Cost — $1,866,439)	24.192%	1/19/27	101,000,000 EGP	1,822,394 (b)
Nigeria — 3.0%
Nigeria OMO Bills	20.061%	8/18/26	702,000,000 NGN	496,285 (b)
Nigeria OMO Bills	18.208%	8/25/26	6,000,000 NGN	4,237 (b)
Nigeria OMO Bills	18.505%	9/1/26	10,000,000 NGN	7,036 (b)
Nigeria OMO Bills	18.712%	9/8/26	743,000,000 NGN	520,901 (b)
Nigeria OMO Bills	19.152%	10/6/26	695,700,000 NGN	480,886 (b)
Total Nigeria				1,509,345

Total Sovereign Bonds (Cost — $3,383,757)				3,331,739
			Shares
Money Market Funds — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $10,358)	3.545%		10,358	10,358 (c)(d)

Total Short-Term Investments (Cost — $3,394,115)				3,342,097
Total Investments — 95.6% (Cost — $48,122,001)				48,558,700
Other Assets in Excess of Liabilities — 4.4%				2,228,686
Total Net Assets — 100.0%				$50,787,386

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown represents yield-to-maturity.
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $10,358 and the cost was $10,358 (Note 2).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
COP	—	Colombian Peso
EGP	—	Egyptian Pound
HUF	—	Hungarian Forint
INR	—	Indian Rupee
NGN	—	Nigerian Naira
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
See Notes to Schedule of Investments.

Templeton Emerging Markets Debt ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Templeton Emerging Markets Debt ETF
At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	984,707	COP	3,783,000,000	Citibank N.A.	7/14/26	$(118,930)
EGP	35,430,000	USD	697,853	Citibank N.A.	7/20/26	18,121
SGD	630,000	USD	501,683	Citibank N.A.	7/22/26	(14,051)
SGD	640,000	USD	502,568	Citibank N.A.	7/22/26	(7,196)
USD	3,053,185	SGD	3,870,000	Citibank N.A.	7/22/26	57,730
AUD	410,000	USD	296,231	JPMorgan Chase & Co.	7/22/26	(12,467)
AUD	620,000	USD	441,152	JPMorgan Chase & Co.	7/22/26	(12,046)
AUD	710,000	USD	496,888	JPMorgan Chase & Co.	7/22/26	(5,493)
USD	2,010,708	AUD	2,990,000	JPMorgan Chase & Co.	7/22/26	(58,691)
CAD	530,000	USD	388,708	Morgan Stanley & Co. Inc.	7/22/26	(14,686)
KRW	699,400,000	USD	471,119	Morgan Stanley & Co. Inc.	7/22/26	(18,899)
KRW	723,900,000	USD	502,354	Morgan Stanley & Co. Inc.	7/22/26	(34,292)
NOK	2,410,000	USD	249,808	Morgan Stanley & Co. Inc.	7/22/26	(6,403)
NOK	2,890,000	USD	309,943	Morgan Stanley & Co. Inc.	7/22/26	(18,059)
NZD	530,000	USD	310,114	Morgan Stanley & Co. Inc.	7/22/26	(8,887)
NZD	830,000	USD	504,680	Morgan Stanley & Co. Inc.	7/22/26	(32,947)
SEK	1,950,000	USD	210,432	Morgan Stanley & Co. Inc.	7/22/26	(9,107)
SEK	2,230,000	USD	252,499	Morgan Stanley & Co. Inc.	7/22/26	(22,266)
USD	2,024,973	CAD	2,780,000	Morgan Stanley & Co. Inc.	7/22/26	63,120
USD	3,009,804	KRW	4,420,800,000	Morgan Stanley & Co. Inc.	7/22/26	151,390
USD	1,513,203	NOK	15,130,000	Morgan Stanley & Co. Inc.	7/22/26	(14,895)
USD	2,043,494	NZD	3,480,000	Morgan Stanley & Co. Inc.	7/22/26	65,626
USD	1,529,574	SEK	13,840,000	Morgan Stanley & Co. Inc.	7/22/26	100,684
MXN	44,050,000	USD	2,506,544	JPMorgan Chase & Co.	9/10/26	(2,047)
MYR	6,090,000	USD	1,500,369	Morgan Stanley & Co. Inc.	9/17/26	(5,469)
INR	203,600,000	USD	2,132,384	Deutsche Bank AG	9/25/26	4,625
GBP	160,000	USD	215,393	JPMorgan Chase & Co.	10/19/26	(3,151)
USD	1,271,946	GBP	940,000	JPMorgan Chase & Co.	10/19/26	25,025
USD	1,039,590	EUR	890,000	Morgan Stanley & Co. Inc.	12/18/26	15,264
Net unrealized appreciation on open forward foreign currency contracts						$81,603

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
COP	—	Colombian Peso
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Templeton Emerging Markets Debt ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Templeton Emerging Markets Debt ETF (the “Fund”) is a separate non-diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Templeton Emerging Markets Debt ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$44,622,355	—	$44,622,355
Non-U.S. Treasury Inflation Protected Securities	—	594,248	—	594,248
Total Long-Term Investments	—	45,216,603	—	45,216,603
Short-Term Investments†:
Sovereign Bonds	—	3,331,739	—	3,331,739
Money Market Funds	$10,358	—	—	10,358
Total Short-Term Investments	10,358	3,331,739	—	3,342,097
Total Investments	$10,358	$48,548,342	—	$48,558,700
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$501,585	—	$501,585
Total	$10,358	$49,049,927	—	$49,060,285
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$419,982	—	$419,982

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2026. The following transactions were effected

Templeton Emerging Markets Debt ETF 2026 Quarterly Report

in such company for the period ended June 30, 2026.

	Affiliate Value at March 31, 2026	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$1,762,485	$2,520,249	2,520,249	$4,272,376	4,272,376

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	$9,584	—	$10,358

Templeton Emerging Markets Debt ETF 2026 Quarterly Report